Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended	60 Months Ended	107 Months Ended	115 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000131723
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	21.21%		13.72%			14.20%
C000131724
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	26.35%		14.17%			14.17%
C000193661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	27.48%		15.17%			15.03%
C000115413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000167694
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000167695
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000167696
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000176331
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000085837
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	5.87%		(0.55%)			0.97%
C000082026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000082027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000082029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000082030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000082031
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000129138
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000085834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.20%		4.68%			1.65%
C000085836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000167692
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000150253
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000208088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.26%		8.04%	10.16%
C000156764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000176334
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000104712
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.61%		3.64%			2.79%
C000104714
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000190071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000237990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000082035
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000082036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000082032
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000082033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000082034
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000176329
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000150254
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000176332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000115414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	4.78%		0.23%			3.13%
C000153266
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000150246
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	6.67%		0.70%		1.28%
C000150247
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000150248
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000101659
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	12.78%		8.24%			7.22%
C000115416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	17.49%		8.65%			7.17%
C000101661
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000176330
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
C000019597
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.67%		1.91%			3.52%
C000038790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.18%		1.91%			3.28%
C000019596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class J
Average Annual Return, Percent	12.10%		2.71%			3.92%
C000019595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000019594
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-1
C000019591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-3
C000019593
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-4
C000019592
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-5
C000176328
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R-6
Without Sales Load [Member] | C000131723
Average Annual Return [Line Items]
Average Annual Return, Percent	28.25%		15.01%			14.85%
Without Sales Load [Member] | C000131724
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%		14.17%			14.17%
Without Sales Load [Member] | C000193661
Average Annual Return [Line Items]
Average Annual Return, Percent	28.48%		15.17%			15.03%
Without Sales Load [Member] | C000115413
Average Annual Return [Line Items]
Average Annual Return, Percent	28.61%		15.32%			15.28%
Without Sales Load [Member] | C000167694
Average Annual Return [Line Items]
Average Annual Return, Percent	28.02%		14.78%			14.70%
Without Sales Load [Member] | C000167695
Average Annual Return [Line Items]
Average Annual Return, Percent	28.25%		14.99%			14.92%
Without Sales Load [Member] | C000167696
Average Annual Return [Line Items]
Average Annual Return, Percent	28.38%		15.14%			15.06%
Without Sales Load [Member] | C000176331
Average Annual Return [Line Items]
Average Annual Return, Percent	28.72%		15.44%			15.34%
Without Sales Load [Member] | C000085837
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%		(0.55%)			0.97%
Without Sales Load [Member] | C000082026
Average Annual Return [Line Items]
Average Annual Return, Percent	7.12%		(0.18%)			1.52%
Without Sales Load [Member] | C000082027
Average Annual Return [Line Items]
Average Annual Return, Percent	6.22%		(1.06%)			0.52%
Without Sales Load [Member] | C000082029
Average Annual Return [Line Items]
Average Annual Return, Percent	6.55%		(0.76%)			0.83%
Without Sales Load [Member] | C000082030
Average Annual Return [Line Items]
Average Annual Return, Percent	6.72%		(0.55%)			1.05%
Without Sales Load [Member] | C000082031
Average Annual Return [Line Items]
Average Annual Return, Percent	6.86%		(0.43%)			1.15%
Without Sales Load [Member] | C000129138
Average Annual Return [Line Items]
Average Annual Return, Percent	15.53%		3.80%			4.77%
Without Sales Load [Member] | C000085834
Average Annual Return [Line Items]
Average Annual Return, Percent	9.27%		5.48%			2.03%
Without Sales Load [Member] | C000085836
Average Annual Return [Line Items]
Average Annual Return, Percent	9.61%		5.87%			2.41%
Without Sales Load [Member] | C000167692
Average Annual Return [Line Items]
Average Annual Return, Percent	8.76%		5.26%			1.85%
Without Sales Load [Member] | C000150253
Average Annual Return [Line Items]
Average Annual Return, Percent	9.78%		5.92%			2.46%
Without Sales Load [Member] | C000208088
Average Annual Return [Line Items]
Average Annual Return, Percent	14.58%		9.27%	10.86%
Without Sales Load [Member] | C000156764
Average Annual Return [Line Items]
Average Annual Return, Percent	15.04%		9.64%	11.24%
Without Sales Load [Member] | C000176334
Average Annual Return [Line Items]
Average Annual Return, Percent	15.06%		9.75%	11.39%
Without Sales Load [Member] | C000104712
Average Annual Return [Line Items]
Average Annual Return, Percent	8.65%		4.43%			3.18%
Without Sales Load [Member] | C000104714
Average Annual Return [Line Items]
Average Annual Return, Percent	9.09%		4.90%			3.59%
Without Sales Load [Member] | C000190071
Average Annual Return [Line Items]
Average Annual Return, Percent	9.08%		4.94%			3.62%
Without Sales Load [Member] | C000237990
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%	11.64%
Without Sales Load [Member] | C000082035
Average Annual Return [Line Items]
Average Annual Return, Percent	19.71%		8.50%			5.00%
Without Sales Load [Member] | C000082036
Average Annual Return [Line Items]
Average Annual Return, Percent	18.63%		7.55%			4.09%
Without Sales Load [Member] | C000082032
Average Annual Return [Line Items]
Average Annual Return, Percent	19.08%		7.89%			4.42%
Without Sales Load [Member] | C000082033
Average Annual Return [Line Items]
Average Annual Return, Percent	19.31%		8.10%			4.61%
Without Sales Load [Member] | C000082034
Average Annual Return [Line Items]
Average Annual Return, Percent	19.43%		8.21%			4.74%
Without Sales Load [Member] | C000176329
Average Annual Return [Line Items]
Average Annual Return, Percent	19.78%		8.51%			5.00%
Without Sales Load [Member] | C000150254
Average Annual Return [Line Items]
Average Annual Return, Percent	14.01%		4.17%			4.33%
Without Sales Load [Member] | C000176332
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%		4.25%			4.33%
Without Sales Load [Member] | C000115414
Average Annual Return [Line Items]
Average Annual Return, Percent	8.89%		1.00%			3.52%
Without Sales Load [Member] | C000153266
Average Annual Return [Line Items]
Average Annual Return, Percent	9.19%		1.30%			3.80%
Without Sales Load [Member] | C000150246
Average Annual Return [Line Items]
Average Annual Return, Percent	12.89%		1.85%		1.88%
Without Sales Load [Member] | C000150247
Average Annual Return [Line Items]
Average Annual Return, Percent	13.43%		2.26%		2.12%
Without Sales Load [Member] | C000150248
Average Annual Return [Line Items]
Average Annual Return, Percent	13.42%		2.37%		2.20%
Without Sales Load [Member] | C000101659
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%		9.47%			7.82%
Without Sales Load [Member] | C000115416
Average Annual Return [Line Items]
Average Annual Return, Percent	18.49%		8.65%			7.17%
Without Sales Load [Member] | C000101661
Average Annual Return [Line Items]
Average Annual Return, Percent	19.74%		9.77%			8.14%
Without Sales Load [Member] | C000176330
Average Annual Return [Line Items]
Average Annual Return, Percent	19.77%		9.84%			8.19%
Without Sales Load [Member] | C000019597
Average Annual Return [Line Items]
Average Annual Return, Percent	12.92%		2.69%			3.91%
Without Sales Load [Member] | C000038790
Average Annual Return [Line Items]
Average Annual Return, Percent	12.18%		1.91%			3.28%
Without Sales Load [Member] | C000019596
Average Annual Return [Line Items]
Average Annual Return, Percent	13.10%		2.71%			3.92%
Without Sales Load [Member] | C000019595
Average Annual Return [Line Items]
Average Annual Return, Percent	13.32%		2.94%			4.19%
Without Sales Load [Member] | C000019594
Average Annual Return [Line Items]
Average Annual Return, Percent	12.40%		2.15%			3.37%
Without Sales Load [Member] | C000019591
Average Annual Return [Line Items]
Average Annual Return, Percent	12.76%		2.50%			3.71%
Without Sales Load [Member] | C000019593
Average Annual Return [Line Items]
Average Annual Return, Percent	13.04%		2.66%			3.88%
Without Sales Load [Member] | C000019592
Average Annual Return [Line Items]
Average Annual Return, Percent	13.10%		2.77%			4.01%
Without Sales Load [Member] | C000176328
Average Annual Return [Line Items]
Average Annual Return, Percent	13.31%		3.05%			4.23%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	26.60%		15.55%			12.66%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	26.60%		15.55%			12.66%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	26.60%		15.55%			12.66%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	26.60%		15.55%			12.66%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	26.60%		15.55%			12.66%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	26.60%		15.55%			12.66%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	26.60%		15.55%			12.66%
Index_Russell 1000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	26.60%		15.55%			12.66%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)			1.64%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)			1.64%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)			1.64%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)			1.64%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)			1.64%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)			1.64%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	6.90%		(1.37%)			0.12%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	23.44%		12.14%			8.78%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	23.44%		12.14%			8.78%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	23.44%		12.14%			8.78%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	23.44%		12.14%			8.78%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%		15.19%	14.52%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%		15.19%	14.52%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%		15.19%	14.52%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	23.44%		12.14%			8.78%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	23.44%		12.14%			8.78%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	23.44%		12.14%			8.78%
Index_MSCI ACWI NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI NR USD Index
Average Annual Return, Percent	23.44%	22.67%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	19.40%		8.61%			5.20%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	19.40%		8.61%			5.20%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	19.40%		8.61%			5.20%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	19.40%		8.61%			5.20%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	19.40%		8.61%			5.20%
Index_MSCI EAFE NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index NTR
Average Annual Return, Percent	19.40%		8.61%			5.20%
Index_MSCI World Ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Ex-U.S. Index
Average Annual Return, Percent	19.45%		8.72%			5.12%
Index_MSCI World Ex-U.S. Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Ex-U.S. Index
Average Annual Return, Percent	19.45%		8.72%			5.12%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%		1.02%			2.43%
Index_BBgBarc Municipal TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	6.09%		1.02%			2.43%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	15.07%		4.79%		3.93%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	15.07%		4.79%		3.93%
Index_MSCI EM NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index NTR
Average Annual Return, Percent	15.07%		4.79%		3.93%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%		15.19%			12.36%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%		15.19%			12.36%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%		15.19%			12.36%
Index_Russell 3000 TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%		15.19%			12.36%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	6.90%		(1.37%)			0.12%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	6.90%		(1.37%)			0.12%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	6.90%		(1.37%)			0.12%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	6.90%		(1.37%)			0.12%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	6.90%		(1.37%)			0.12%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	6.90%		(1.37%)			0.12%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	6.90%		(1.37%)			0.12%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	6.90%		(1.37%)			0.12%
Index_BBgBarc Global Aggregate TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	6.90%		(1.37%)			0.12%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%		19.08%			16.03%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%		19.08%			16.03%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%		19.08%			16.03%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%		19.08%			16.03%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%		19.08%			16.03%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%		19.08%			16.03%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%		19.08%			16.03%
Index_Russell 1000 Growth TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%		19.08%			16.03%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	14.56%		3.02%			4.53%
Index_S&P Global infrastructure Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index NTR
Average Annual Return, Percent	19.04%		5.63%			4.58%
Index_S&P Global infrastructure Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index NTR
Average Annual Return, Percent	19.04%		5.63%			4.58%
Index_S&P Global infrastructure Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index NTR
Average Annual Return, Percent	19.04%		5.63%			4.58%
Index_S&P Global infrastructure Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index NTR
Average Annual Return, Percent	19.04%		5.63%			4.58%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	20.16%		11.24%	11.24%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	20.16%		11.24%	11.24%
Index_Russell Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell MidCap Index
Average Annual Return, Percent	20.16%		11.24%	11.24%
Index_HFRX Global Hedge Fund USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	5.75%		3.19%			1.62%
Index_HFRX Global Hedge Fund USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	5.75%		3.19%			1.62%
Index_HFRX Global Hedge Fund USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	5.75%		3.19%			1.62%
Index_FTSE Global Core Infra 50/50 NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 NR USD
Average Annual Return, Percent	19.51%	7.83%
Index_MSCI World Ex USA Small Cap NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Ex-U.S.A. Small Cap Index NTR
Average Annual Return, Percent	14.76%		6.82%			5.05%
Index_MSCI World Ex USA Small Cap NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Ex-U.S.A. Small Cap Index NTR
Average Annual Return, Percent	14.76%		6.82%			5.05%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)			1.64%
Index_BBgBarc US Agg Bond TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.04%)			1.64%
Index_Russell 2500 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	18.14%		10.66%			7.67%
Index_Russell 2500 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	18.14%		10.66%			7.67%
Index_Russell 2500 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	18.14%		10.66%			7.67%
Index_Russell 2500 Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Average Annual Return, Percent	18.14%		10.66%			7.67%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	14.56%		3.02%			4.53%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	14.56%		3.02%			4.53%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	14.56%		3.02%			4.53%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	14.56%		3.02%			4.53%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	14.56%		3.02%			4.53%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	14.56%		3.02%			4.53%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	14.56%		3.02%			4.53%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	14.56%		3.02%			4.53%
Index_ICE BofA US All Captl TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	14.56%		3.02%			4.53%